Portfolio of Investments (unaudited)
As of July 31, 2022
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—98.5%
AUSTRALIA—0.5%
Materials—0.5%
Rio Tinto PLC, ADR	86,300	$ 5,266,889
BRAZIL—2.1%
Industrials—1.3%
CCR SA	5,026,238	12,618,780
Materials—0.8%
Vale SA, ADR	601,900	8,101,574
Total Brazil		20,720,354
CANADA—2.5%
Energy—1.6%
Enbridge, Inc.(a)	354,300	15,918,699
Materials—0.9%
Barrick Gold Corp.(a)	573,800	9,031,612
Total Canada		24,950,311
CHINA—2.8%
Communication Services—0.8%
Tencent Holdings Ltd.	220,200	8,510,468
Financials—1.0%
Ping An Insurance Group Co. of China Ltd., H Shares	1,652,900	9,714,157
Real Estate—1.0%
China Vanke Co. Ltd., H Shares	5,298,400	10,077,962
Total China		28,302,587
DENMARK—1.3%
Financials—1.3%
Tryg A/S	584,400	13,325,105
FINLAND—1.8%
Financials—1.0%
Nordea Bank Abp	993,200	9,792,918
Information Technology—0.8%
Nokia OYJ	1,531,806	7,978,534
Total Finland		17,771,452
FRANCE—5.6%
Consumer Discretionary—1.1%
LVMH Moet Hennessy Louis Vuitton SE	16,600	11,526,276
Consumer Staples—1.1%
Danone SA	203,300	11,209,790
Energy—1.4%
TotalEnergies SE, ADR(a)	265,600	13,561,536
Health Care—1.2%
Sanofi	115,993	11,526,633
Industrials—0.8%
Alstom SA	345,498	8,210,999
Total France		56,035,234
GERMANY—2.7%
Financials—1.3%
Deutsche Boerse AG	72,900	12,725,810
Utilities—1.4%
RWE AG	343,400	14,126,771
Total Germany		26,852,581
Shares		Value

HONG KONG—0.8%
Financials—0.8%
Hong Kong Exchanges & Clearing Ltd.	169,200	$ 7,764,662
ITALY—1.5%
Utilities—1.5%
Enel SpA	3,101,400	15,634,977
JAPAN—2.0%
Financials—1.0%
Mitsubishi UFJ Financial Group, Inc.	1,722,400	9,704,849
Real Estate—1.0%
GLP J-REIT	7,600	9,995,170
Total Japan		19,700,019
NETHERLANDS—3.3%
Consumer Staples—1.3%
Heineken NV	131,900	13,003,600
Information Technology—2.0%
ASML Holding NV	16,800	9,655,932
BE Semiconductor Industries NV	193,800	10,403,521
		20,059,453
Total Netherlands		33,063,053
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	838,026	10,177,111
SINGAPORE—1.2%
Financials—1.2%
Oversea-Chinese Banking Corp. Ltd.	1,426,971	12,093,147
SOUTH KOREA—1.1%
Materials—1.1%
LG Chem Ltd.	23,200	10,805,504
SPAIN—2.4%
Communication Services—1.1%
Cellnex Telecom SA(b)	241,800	10,815,492
Industrials—1.3%
Ferrovial SA	486,723	13,033,528
Total Spain		23,849,020
SWEDEN—0.5%
Industrials—0.5%
Atlas Copco AB, A Shares	404,400	4,727,177
SWITZERLAND—2.4%
Consumer Staples—1.2%
Nestle SA	100,300	12,289,485
Financials—1.2%
Zurich Insurance Group AG	28,200	12,310,099
Total Switzerland		24,599,584
TAIWAN—1.3%
Information Technology—1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	752,000	12,896,473
UNITED KINGDOM—4.6%
Communication Services—1.1%
Vodafone Group PLC, ADR	777,900	11,481,804

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of July 31, 2022
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Consumer Staples—0.0%
Tate & Lyle Plc	29,338	$ 287,406
Health Care—1.3%
AstraZeneca PLC, ADR	192,300	12,736,029
Industrials—1.1%
Melrose Industries PLC	5,807,310	11,431,451
Materials—1.1%
Linde PLC	35,700	10,811,239
Total United Kingdom		46,747,929
UNITED STATES—57.1%
Communication Services—1.9%
Alphabet, Inc., Class C(a)(c)	159,000	18,545,760
Cineworld Group PLC(c)	3,865,000	1,090,706
		19,636,466
Consumer Discretionary—8.1%
Aptiv PLC(a)(c)	91,100	9,555,479
Genuine Parts Co.	82,400	12,596,488
Hanesbrands Inc.	545,700	6,100,926
Las Vegas Sands Corp.(c)	361,100	13,609,859
Lowe's Cos., Inc.(a)	68,000	13,024,040
Target Corp.(a)	85,500	13,968,990
TJX Cos., Inc. (The)(a)	202,600	12,391,016
		81,246,798
Consumer Staples—4.0%
Coca-Cola Co. (The)	239,400	15,362,298
Kraft Heinz Co. (The)(a)	278,300	10,249,789
Mondelez International, Inc., Class A(a)	227,500	14,569,100
		40,181,187
Energy—1.6%
Williams Cos., Inc. (The)	469,300	15,998,437
Financials—6.3%
Bank of America Corp.(a)	306,700	10,369,527
Blackstone, Inc., Class A	110,000	11,227,700
Goldman Sachs Group, Inc. (The)	34,800	11,601,972
Huntington Bancshares, Inc.(a)	820,200	10,900,458
Intercontinental Exchange, Inc.	104,000	10,606,960
JPMorgan Chase & Co.	77,300	8,917,328
		63,623,945
Health Care—10.2%
AbbVie, Inc.	100,700	14,451,457
Baxter International, Inc.	157,300	9,227,218
Bristol-Myers Squibb Co.(a)	162,900	12,018,762
CVS Health Corp.	110,100	10,534,368
Eli Lilly & Co.	39,400	12,989,786
Medtronic PLC(a)	118,900	11,000,628
Merck & Co., Inc.	89,100	7,960,194
Roche Holding AG	38,000	12,616,172
UnitedHealth Group, Inc.(a)	21,900	11,877,246
		102,675,831
Shares		Value

Industrials—4.2%
FedEx Corp.(a)	54,600	$ 12,726,714
Norfolk Southern Corp.(a)	39,400	9,896,098
Schneider Electric SE	80,800	11,174,949
Stanley Black & Decker, Inc.	87,400	8,506,642
		42,304,403
Information Technology—13.3%
Amdocs Ltd.	117,600	10,238,256
Analog Devices, Inc.	68,600	11,796,456
Apple, Inc.(a)	213,600	34,712,136
Avast PLC(b)	1,566,200	8,869,029
Broadcom, Inc.(a)	24,500	13,119,260
Cisco Systems, Inc.(a)	245,300	11,129,261
Fidelity National Information Services, Inc.	148,900	15,211,624
Microsoft Corp.(a)	100,300	28,158,222
		133,234,244
Materials—0.8%
Air Products & Chemicals, Inc.	30,700	7,620,661
Real Estate—2.2%
American Tower Corp., REIT	40,800	11,049,864
Gaming and Leisure Properties, Inc., REIT	206,800	10,751,532
		21,801,396
Utilities—4.5%
Clearway Energy, Inc., Class C(a)	300,000	11,262,000
CMS Energy Corp.(a)	165,400	11,367,942
FirstEnergy Corp.(a)	272,200	11,187,420
NextEra Energy, Inc.(a)	133,000	11,237,170
		45,054,532
Total United States		573,377,900
Total Common Stocks		988,661,069
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	288,800	12,692,653
Total Preferred Stocks		12,692,653
Total Investments (Cost $853,446,493)—99.8%		1,001,353,722
Other Assets in Excess of Liabilities—0.2%		1,923,994
Net Assets—100.0%		$ 1,003,277,716

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of July 31, 2022
abrdn Total Dynamic Dividend Fund

At July 31, 2022, the Fund held the following forward foreign currency contracts:
Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/18/2022	State Street Bank and Trust	USD 25,114,597	EUR 24,500,000	$25,177,215	$(62,618)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value ("NAV"). Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
4